UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)

2545 S. Kelly Avenue
Suite C
Edmond, OK 73013
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

Item 1.    Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST

Forensic Accounting ETF

Semi-Annual Report

May 31, 2014
(Unaudited)

Forensic Accounting ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Approval of Advisory Agreements & Board Considerations	18
Disclosure of Fund Expenses	20
Supplemental Information	21

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

Forensic Accounting ETF
Schedule of Investments

May 31, 2014 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Consumer Discretionary — 16.0%
AutoNation*	461	$26,355
AutoZone*	55	29,287
Bed Bath & Beyond*	354	21,541
Best Buy	1,851	51,199
Cablevision Systems, Cl A	2,871	50,616
Carnival, Cl A	633	25,339
CBS, Cl B	385	22,950
Coach	484	19,704
Comcast, Cl A	481	25,108
Darden Restaurants	470	23,556
DIRECTV*	622	51,278
Dollar General*	428	23,018
Dollar Tree*	458	24,288
DR Horton	1,126	26,664
Expedia	338	24,775
Family Dollar Stores	411	24,085
Ford Motor	3,130	51,457
Fossil Group*	204	21,371
GameStop, Cl A	1,238	46,858
Gannett	875	24,316
Gap	599	24,697
General Motors	1,390	48,066
Genuine Parts	284	24,518
Goodyear Tire & Rubber	942	24,840

Description	Shares	Fair Value
Graham Holdings, Cl B	35	$23,693
Guess?	881	22,466
Harley-Davidson	358	25,504
Hasbro	437	23,467
Home Depot	302	24,229
International Game Technology	3,507	44,013
Interpublic Group	1,433	27,399
Johnson Controls	522	25,244
Kohl's	857	46,655
L Brands	425	24,391
Leggett & Platt	745	25,270
Lowe's	491	23,116
Macy's	820	49,110
Marriott International, Cl A	430	26,497
Mattel	607	23,570
McDonald's	249	25,256
Mohawk Industries*	353	47,888
Newell Rubbermaid	808	23,658
News, Cl A*	1,401	23,901
Nordstrom	386	26,271
Omnicom Group	657	46,746
O'Reilly Automotive*	172	25,447
PetSmart	698	40,114
PulteGroup	1,282	25,076
Ralph Lauren, Cl A	153	23,482
Ross Stores	333	22,794
Scripps Networks Interactive, Cl A	320	24,467
Staples	4,274	48,083
Starbucks	324	23,730
Starwood Hotels & Resorts Worldwide	308	24,594
Target	803	45,578
Time Warner	371	25,907
Time Warner Cable	355	50,112
TJX	400	21,780
Twenty-First Century Fox, Cl A	746	26,416
Urban Outfitters*	661	22,157
Viacom, Cl B	283	24,148
Walt Disney	304	25,539
Whirlpool	343	49,238
Wyndham Worldwide	334	24,693
Wynn Resorts	120	25,796
Yum! Brands	321	24,816
		1,988,197
Consumer Staples — 6.9%
Altria Group	640	26,599
Archer-Daniels-Midland	1,114	50,063
Avon Products	3,265	46,657

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Schedule of Investments

May 31, 2014 (Unaudited) (Continued)

Description	Shares	Fair Value
Campbell Soup	536	$24,602
Clorox	270	24,198
Coca-Cola	615	25,160
Coca-Cola Enterprises	515	23,505
Colgate-Palmolive	371	25,376
ConAgra Foods	785	25,356
Costco Wholesale	212	24,596
CVS Caremark	318	24,906
Dr Pepper Snapple Group	445	25,676
Estee Lauder, Cl A	354	27,123
General Mills	466	25,597
Hormel Foods	493	24,261
JM Smucker	250	25,650
Kellogg	386	26,626
Kimberly-Clark	216	24,268
Kraft Foods Group	428	25,449
Kroger	1,099	52,466
Lorillard	443	27,541
Molson Coors Brewing, Cl B	412	27,081
Mondelez International, Cl A	697	26,221
PepsiCo	289	25,527
Philip Morris International	297	26,296
Procter & Gamble	299	24,156
Safeway	652	22,390
Sysco	659	24,732
Tyson Foods, Cl A	556	23,608
Walgreen	368	26,463
Wal-Mart Stores	314	24,106
		856,255
Energy — 11.0%
Anadarko Petroleum	285	29,315
Apache	584	54,441
Baker Hughes	377	26,586
Cabot Oil & Gas	733	26,564
Cameron International*	387	24,749
Chesapeake Energy	1,904	54,683
Chevron	404	49,607
ConocoPhillips	694	55,478
CONSOL Energy	583	25,751
Denbury Resources	2,942	49,690
Devon Energy	743	54,908
Diamond Offshore Drilling	1,017	51,928
EOG Resources	250	26,450
Exxon Mobil	502	50,466
Halliburton	408	26,373
Helmerich & Payne	225	24,739
Hess	293	26,751

Description	Shares	Fair Value
Kinder Morgan	746	$24,909
Marathon Oil	1,383	50,701
Marathon Petroleum	539	48,181
Murphy Oil	771	47,548
National Oilwell Varco	319	26,116
Newfield Exploration*	780	28,454
Noble Energy	351	25,297
Occidental Petroleum	509	50,742
ONEOK	412	26,570
Patterson-UTI Energy	788	26,075
Peabody Energy	3,014	48,706
Phillips 66	617	52,315
QEP Resources	819	26,159
Rowan, Cl A	724	22,415
Schlumberger	248	25,802
Southwestern Energy*	527	23,963
Spectra Energy	650	26,377
Superior Energy Services	818	27,149
Tesoro	480	26,976
Valero Energy	892	49,997
WPX Energy*	1,352	28,635
		1,371,566
Financials — 17.1%
Aflac	761	46,596
Allstate	857	49,929
American Express	266	24,339
American International Group	480	25,954
Ameriprise Financial	219	24,662
Apartment Investment & Management, Cl A‡	798	25,121
Aspen Insurance Holdings	610	28,029
Assurant	731	49,569
Bank of America	2,784	42,150
Bank of New York Mellon	671	23,190
BB&T	592	22,449
Berkshire Hathaway, Cl B*	194	24,898
BlackRock, Cl A	86	26,221
Capital One Financial	634	50,016
CBRE Group, Cl A*	896	26,737
Chubb	547	50,685
Cincinnati Financial	497	24,363
Citigroup	964	45,857
Comerica	467	22,402
Discover Financial Services	839	49,610
E*TRADE Financial*	1,020	20,777
Fifth Third Bancorp	2,067	42,766
Franklin Resources	445	24,568
Genworth Financial, Cl A*	1,384	23,514

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Schedule of Investments

May 31, 2014 (Unaudited) (Continued)

Description	Shares	Fair Value
Goldman Sachs Group	148	$23,652
Hanover Insurance Group	394	23,660
Hartford Financial Services Group	685	23,735
HCP‡	638	26,636
Host Hotels & Resorts‡	1,202	26,528
Hudson City Bancorp	2,438	23,819
Huntington Bancshares	2,426	22,489
Invesco	657	24,112
JPMorgan Chase	796	44,234
KeyCorp	1,685	23,068
Kimco Realty‡	1,102	25,258
Legg Mason	500	24,420
Leucadia National	889	22,803
Lincoln National	472	22,637
Loews	1,105	47,659
M&T Bank	196	23,788
McGraw Hill Financial	317	25,921
MetLife	894	45,531
Moody's	304	26,004
Morgan Stanley	1,528	47,154
NASDAQ OMX Group	636	24,104
Navient	1,921	30,352
Old Republic International	1,514	25,889
People's United Financial	1,632	23,452
Plum Creek Timber‡	577	26,023
PNC Financial Services Group	280	23,876
Principal Financial Group	513	23,993
Progressive	2,000	50,060
Prologis‡	596	24,740
Prudential Financial	562	46,174
Regions Financial	4,361	44,438
Reinsurance Group of America, Cl A	300	23,448
SLM	1,921	16,540
State Street	347	22,649
SunTrust Banks	605	23,184
Torchmark	614	49,691
Travelers	572	53,453
Unum Group	683	23,161
US Bancorp	1,117	47,126
Ventas‡	399	26,653
Vornado Realty Trust‡	245	26,235
Wells Fargo	489	24,831
Weyerhaeuser‡	825	25,922
WR Berkley	580	25,851
Zions Bancorporation	793	22,672
		2,122,027

Description	Shares	Fair Value
Health Care — 7.9%
Abbott Laboratories	617	$24,686
AbbVie	463	25,155
Aetna	321	24,894
Agilent Technologies	432	24,598
Amgen	198	22,966
Baxter International	336	25,002
Becton Dickinson	208	24,482
Boston Scientific*	1,803	23,133
Cardinal Health	682	48,170
CareFusion*	605	25,973
Celgene*	176	26,933
Cigna	301	27,024
CR Bard	174	25,736
DaVita HealthCare Partners*	346	24,424
DENTSPLY International	524	24,780
Edwards Lifesciences*	327	26,552
Eli Lilly	414	24,782
Express Scripts Holding*	316	22,585
Hill-Rom Holdings	631	25,044
Hospira*	578	28,420
Humana	211	26,261
Intuitive Surgical*	65	24,033
Johnson & Johnson	246	24,959
Laboratory Corp of America Holdings*	243	24,927
McKesson	147	27,877
Medtronic	402	24,534
Merck	424	24,533
Patterson	582	22,791
Pfizer	740	21,926
Quest Diagnostics	823	49,289
St. Jude Medical	367	23,818
Stryker	299	25,263
Tenet Healthcare*	1,163	54,661
UnitedHealth Group	292	23,252
WellPoint	240	26,006
Zimmer Holdings	259	27,027
		976,496
Industrials — 12.8%
3M	189	26,942
ADT	1,605	51,681
AGCO	446	24,066
Boeing	193	26,103
CH Robinson Worldwide	469	28,074
Cintas	405	25,159
CSX	832	24,461
Cummins	166	25,387

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Schedule of Investments

May 31, 2014 (Unaudited) (Continued)

Description	Shares	Fair Value
Danaher	324	$25,411
Deere	540	49,232
Delta Air Lines	701	27,977
Dover	297	25,893
Dun & Bradstreet	481	49,663
Emerson Electric	362	24,156
Equifax	345	24,423
Expeditors International of Washington	617	28,080
FedEx	181	26,093
Flowserve	316	23,302
Fluor	314	23,575
General Dynamics	225	26,577
General Electric	1,859	49,803
Honeywell International	263	24,498
Illinois Tool Works	297	25,705
Iron Mountain	878	27,341
Joy Global	828	47,320
Kansas City Southern	244	26,235
L-3 Communications Holdings, Cl 3	409	49,558
Lockheed Martin	158	25,857
Masco	1,094	23,302
Norfolk Southern	249	25,087
Northrop Grumman	394	47,891
PACCAR	359	22,746
Pall	273	23,134
Parker Hannifin	201	25,171
Pitney Bowes	947	26,166
Raytheon	245	23,905
Republic Services, Cl A	1,416	50,126
Robert Half International	566	25,804
Rockwell Automation	195	23,611
Roper Industries	189	26,777
RR Donnelley & Sons	1,361	21,558
Ryder System	615	53,376
Snap-on	216	25,330
Southwest Airlines	2,041	53,984
Stanley Black & Decker	300	26,220
Textron	628	24,630
Union Pacific	139	27,698
United Parcel Service, Cl B	246	25,555
United Technologies	209	24,290
URS	507	22,815
Waste Management	586	26,182
WW Grainger	105	27,129
Xylem	666	24,842
		1,589,901

Description	Shares	Fair Value
Information Technology — 11.5%
Apple	54	$34,182
Autodesk*	490	25,661
Automatic Data Processing	311	24,781
Broadcom, Cl A	756	24,094
CA	1,557	44,670
Cisco Systems	2,148	52,884
Citrix Systems*	410	25,408
Computer Sciences	787	49,494
Corning	1,166	24,836
eBay*	430	21,814
Electronic Arts*	834	29,299
EMC	873	23,187
F5 Networks*	227	24,641
Facebook, Cl A*	387	24,497
Fidelity National Information Services	455	24,638
First Solar*	345	21,314
Fiserv*	427	25,667
FLIR Systems	681	23,773
Harris	660	50,985
Hewlett-Packard	1,479	49,546
Intel	940	25,681
Intuit	306	24,263
Jabil Circuit	2,729	51,360
Juniper Networks*	930	22,748
KLA-Tencor	346	22,670
Lam Research	433	26,863
ManTech International, Cl A	1,605	47,331
MasterCard, Cl A	323	24,693
Micron Technology*	1,052	30,076
Microsoft	601	24,605
Motorola Solutions	367	24,743
NetApp	1,306	48,335
NVIDIA	1,326	25,194
Oracle	608	25,548
QUALCOMM	303	24,376
SanDisk	300	28,989
Symantec	2,523	55,481
Teradata*	502	21,079
Texas Instruments	515	24,195
Total System Services	806	24,390
VeriSign*	446	22,336
Visa, Cl A	119	25,565
Western Digital	534	46,912
Western Union	1,483	23,980
Xerox	4,362	53,871
Yahoo!*	671	23,250
		1,423,905

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Schedule of Investments

May 31, 2014 (Unaudited) (Continued)

Description	Shares	Fair Value
Materials — 6.9%
Air Products & Chemicals	200	$23,994
Airgas	224	23,816
Alcoa	3,966	53,977
Allegheny Technologies	638	26,203
Avery Dennison	481	24,387
Ball	894	53,962
Bemis	1,259	52,135
CF Industries Holdings	95	23,114
Cliffs Natural Resources	2,463	38,620
Dow Chemical	487	25,382
Eastman Chemical	284	25,066
EI du Pont de Nemours	357	24,744
Freeport-McMoRan Copper & Gold, Cl B	748	25,469
International Paper	1,055	50,250
LyondellBasell Industries, Cl A	535	53,270
MeadWestvaco	654	26,539
Mosaic	491	24,545
Newmont Mining	2,072	47,428
Nucor	471	23,847
Olin	882	24,034
Owens-Illinois*	1,487	49,413
PPG Industries	135	27,217
Praxair	184	24,332
Sealed Air	762	25,093
Sherwin-Williams	132	27,009
United States Steel	1,754	40,412
		864,258
Telecommunication Services — 1.0%
AT&T	1,378	48,878
Telephone & Data Systems	948	26,269
Verizon Communications	1,013	50,609
		125,756
Utilities — 8.6%
AES	3,457	48,744
AGL Resources	493	26,316
Ameren	1,184	46,590
American Electric Power	964	51,429
CenterPoint Energy	1,023	24,675
CMS Energy	832	24,752
Consolidated Edison	896	49,289
Dominion Resources	338	23,309
DTE Energy	328	24,967
Duke Energy	342	24,309
Edison International	885	48,799
Entergy	722	54,453
Exelon	1,466	53,993

Description	Shares/Face Amount	Fair Value
FirstEnergy	1,433	$48,464
Great Plains Energy	1,805	45,937
Integrys Energy Group	405	23,486
NextEra Energy	254	24,730
NiSource	679	25,374
Northeast Utilities	535	24,289
NRG Energy	770	27,443
Pepco Holdings	1,189	32,935
PG&E	541	24,816
Pinnacle West Capital	879	48,714
PNM Resources	892	25,386
PPL	733	25,721
Public Service Enterprise Group	642	25,012
SCANA	476	24,752
Sempra Energy	250	25,088
Southern	551	24,123
TECO Energy	2,834	48,943
Wisconsin Energy	521	23,716
Xcel Energy	798	24,547
		1,075,101
Total Common Stock
(Cost $11,254,609)		$12,393,462

TIME DEPOSIT — 0.2%
Brown Brothers Harriman 0.030%, 06/02/14	$25,350	25,350

Total Time Deposit
(Cost $25,350)		25,350

Total Investments - 99.9%
(Cost $11,279,959)		$12,418,812

Percentages are based on Net Assets of $12,436,277.

*	Non-income producing security.

‡	Real Estate Investment Trust

Cl — Class

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Schedule of Investments

May 31, 2014 (Unaudited) (Concluded)

The following is a list of the level of inputs used as of May 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,393,462	$—	$—	$12,393,462
Time Deposit	—	25,350	—	25,350
Total Investments in Securities	$12,393,462	$25,350	$—	$12,418,812

For the period ended May 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended May 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Statement of Assets and Liabilities

May 31, 2014 (Unaudited)

Assets:
Investments at Cost	$11,279,959
Investments at Fair Value	$12,418,812
Dividends Receivable	26,316
Total Assets	12,445,128

Liabilities:
Payable Due to Adviser	8,851
Total Liabilities	8,851

Net Assets	$12,436,277

Net Assets Consist of:
Paid-in Capital	$10,743,267
Accumulated Undistributed Net Investment Income	25,446
Accumulated Net Realized Gain on Investments	528,711
Net Unrealized Appreciation on Investments	1,138,853
Net Assets	$12,436,277

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	400,000
Net Asset Value, Offering and Redemption Price Per Share	$31.09

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Statement of Operations

For the period ended May 31, 2014 (Unaudited)

Investment Income:
Dividend Income	$103,864
Interest Income	12
Total Investment Income	103,876

Expenses:
Advisory Fees	40,488
Total Expenses	40,488

Net Investment Income	63,388

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	571,547
Net Change in Unrealized Appreciation on Investments	161,423
Net Realized and Unrealized Gain on Investments	732,970

Net Increase in Net Assets Resulting from Operations	$796,358

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Statement of Changes in Net Assets

	For the period ended May 31, 2014 (Unaudited)	For the period ended November 30, 2013(1)
Operations:
Net Investment Income	$63,388	$77,784
Net Realized Gain on Investments	571,547	602,721
Net Change in Unrealized Appreciation on Investments	161,423	977,430
Net Increase in Net Assets Resulting from Operations	796,358	1,657,935

Distributions to Shareholders:
Net Investment Income	(116,388)	—
Net Capital Gains	(630,128)	—
Total Distributions to Shareholders	(746,516)	—

Capital Share Transactions:
Issued	8,954,500	10,441,000
Redeemed	(5,915,000)	(2,752,000)
Increase in Net Assets from Capital Share Transactions	3,039,500	7,689,000

Total Increase in Net Assets	3,089,342	9,346,935

Net Assets:
Beginning of Period	9,346,935	—
End of Period (Includes Accumulated Undistributed Net Investment Income of $25,446 and $78,446, respectively)	$12,436,277	$9,346,935

Share Transactions:
Issued	300,000	400,000
Redeemed	(200,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	100,000	300,000

(1)	For the period January 30, 2013 (commencement of operations) to November 30, 2013.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Financial Highlights

For the period ended May 31, 2014 (Unaudited) and the period ended November 30, 2013

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(3)
2014	$31.16	$0.20	$2.22	$2.42	$(0.39)	$(2.10)	$(2.49)	$31.09	8.38%	$12,436	0.85%(2)	1.33%(2)	31%
2013‡	$25.00	$0.30	$5.86	$6.16	$—	$—	$—	$31.16	24.64%	$9,347	0.85%(2)	1.27%(2)	154%

‡	Commenced operations on January 30, 2013.

*	Per share data calculated using average shares method.

(1)
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)
Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

Forensic Accounting ETF
Notes to the Financial Statements

May 31, 2014 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with six investment portfolios. The financial statements herein are those of the Forensic Accounting ETF (the “Fund”). The Fund seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the DelVecchio Earnings Quality Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Index Management Solutions, LLC (the “Sub-Adviser”), is a wholly-owned subsidiary of VTL Associates, LLC and serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in Share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to the Fund to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Forensic Accounting ETF
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs and are disclosed by investment type on the Schedule of Investments.

For the period ended May 31, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Forensic Accounting ETF
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The tax year since inception remains open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns as of and for the period ended May 31, 2014.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Withholding tax on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,600 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 to the Adviser. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2014:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Forensic Accounting ETF	50,000	$ 1,600	$ 1,554,500	$ 1,600

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

Forensic Accounting ETF
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

3. AGREEMENTS (continued)

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust may also be officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Sub-Advisory Agreement

Index Management Solutions, LLC, or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, Philadelphia, PA 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under a Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.045% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended May 31, 2014, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

Forensic Accounting ETF
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Forensic Accounting ETF	$3,256,926	$3,105,066

For the period ended May 31, 2014, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Forensic Accounting ETF	$5,943,181	$3,726,470	$641,233

There were no purchases or sales of long-term U.S. Government securities by the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss) or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

As of November 30, 2013, the components of Distributable Earnings on a tax basis were as follows:

Forensic Accounting ETF
Undistributed Ordinary Income	$708,574
Post-October Losses	(1,540)
Unrealized Appreciation	936,134
Total Distributable Earnings	$1,643,168

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2014, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Forensic Accounting ETF	$11,279,959	$1,286,707	$(147,854)	$1,138,853

Forensic Accounting ETF
Notes to the Financial Statements

May 31, 2014 (Unaudited) (Concluded)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in the Index, which is comprised of U.S. large capitalization securities which have been selected and ranked according to their “earnings quality”. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

Concentration Risk

The Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a particular industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety of industries.

7. OTHER

At May 31, 2014, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Forensic Accounting ETF
Approval of Advisory Agreements & Board Considerations

(Unaudited)

At a meeting held on February 18, 2014 (the “Meeting”), the Board of Trustees (the “Board”), including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)(the “Independent Trustees”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the renewal of the following agreements (collectively, the “Agreements”): 1) an Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Forensic Accounting ETF (the “Fund”) and 2) a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), on behalf of the Fund.

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. The Board uses this information, as well as other information that the Adviser, Sub-Adviser and other service providers may submit to the Board, to help decide whether to renew the Agreements for an additional year.

Consistent with these responsibilities, prior to the Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits and other benefits to be realized by the Adviser and the Sub-Adviser and their affiliates from their relationships with the Fund; (iv) the respective personnel and operations of the Adviser and the Sub-Adviser; (v) the extent to which economies of scale would be realized as the Fund grows; and (vi) whether fee levels reflect the sharing of these economies of scale for the benefit of the Fund’s shareholders, as discussed in further detail below.

At the Meeting, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s advisory fees and other aspects of the Agreements. Among other things, representatives from the Adviser provided an overview of the Adviser’s organizational structure, personnel, operations and financial condition, including profitability. A representative from the Sub-Adviser also discussed the services it provides to the Fund, specifically executing purchase and sale transactions in the Fund. The representative provided an overview of the Sub-Adviser’s operations and discussed brokerage commissions charged to the Fund, including average commission rate and use of soft dollars, as well as the Sub-Adviser’s process for brokerage allocation, including the factors the Sub-Adviser considers when selecting brokers. The Board then discussed the written materials that it received before the Meeting, the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the Meeting, and deliberated on the renewal of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser.

In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the Sub-Adviser and the renewal of the Agreements. The Board, including the Independent Trustees, did not identify any single factor or piece of information as all-important, determinative or controlling of its decision.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to the Fund, the Board reviewed the portfolio management and other services provided to the Fund. The most recent Forms ADV for the Adviser and the Sub-Adviser were also provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the individuals primarily responsible for the day-to-day management of the Fund.

Forensic Accounting ETF
Approval of Advisory Agreements & Board Considerations

(Unaudited) (Concluded)

The Board also considered the Adviser and the Sub-Adviser’s overall quality of personnel, operations, and financial condition, investment advisory capabilities, including, information concerning each firm’s compliance function, operational capabilities and portfolio management team. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Adviser.

Performance of the Fund

The Board was provided with information regarding the Fund’s performance since the Fund’s inception. The Board noted that, as an index fund, the investment objective of the Fund is to provide returns that correspond generally to the returns of the Fund’s benchmark index and that, accordingly, analysis of investment performance, in absolute terms, is less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which the Fund achieved their investment objectives as a passively managed index fund. In that regard, the Sub-Adviser provided information regarding factors impacting the performance of the Fund, including construction of its underlying index and the addition and deletion of securities from the underlying index. The Board reviewed the information regarding the Fund’s index tracking and tracking error, noting that the Fund satisfactorily tracked its underlying index.

Cost of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory and sub-advisory fees payable with respect to the Fund are reasonable, the Board reviewed a report of the advisory fees paid by the Fund to the Adviser and the sub-advisory fees paid by the Adviser to the Sub-Adviser, the costs and other expenses incurred by the Adviser and the Sub-Adviser in providing advisory services, and the profitability analysis with respect to the Fund. The Board also reviewed reports comparing the advisory fee paid by the Fund to those paid by comparable funds and noted that the Fund’s advisory fee was consistent with the range of advisory fees paid by other peer funds. The Board concluded for the Fund that the advisory fee appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale were realized during the current contract period, but concluded that no significant economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements were fair and reasonable; (b) concluded that the Adviser and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser provide to the Fund; and (c) agreed to approve the Agreements for another year.

Forensic Accounting ETF
Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/01/13	Ending Account Value 5/31/14	Annualized Expense Ratios	Expenses Paid During Period(1)
Forensic Accounting ETF
Actual Fund Return	$1,000.00	$1,083.80	0.85%	$4.42
Hypothetical 5% Return	$1,000.00	$1,020.69	0.85%	$4.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Forensic Accounting ETF
Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Sub-Adviser:
Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-SA-001-0200

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 6, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: August 6, 2014